Basis of Presentation and Summary of Significant Accounting Policies - Additional Information (Detail)	3 Months Ended			6 Months Ended	9 Months Ended				12 Months Ended
	Sep. 30, 2022 USD ($)	[1]	Jun. 30, 2022 USD ($)	Jun. 30, 2022 USD ($)	Sep. 30, 2023 USD ($)		Sep. 30, 2022 USD ($)		Dec. 31, 2022 USD ($) Segment		Dec. 31, 2021 USD ($)		Dec. 31, 2020 USD ($)
Accounting Policies [Line Items]
Impairment of long lived assets					$ 0		$ 0		$ 0		$ 0		$ 0
Claims recovery service income	$ 5,748,000		$ 3,971,000	$ 12,047,000	$ 498,000	[1]	$ 17,795,000	[1]	18,542,000	[2]	14,500,000	[2]	$ 13,632,000	[2]
Equity Method Investments									$ 0		$ 0
Development costs capitalized useul life									5 years		5 years
Finite lived intangible assets useful lives									8 years
Number of operating segments | Segment									1
Specific Contract
Accounting Policies [Line Items]
Claims recovery service income									$ 5,000,000
Maximum [Member]
Accounting Policies [Line Items]
Equity method ownership percentage for entities that track separate capital accounts									5.00%
Minimum [Member]
Accounting Policies [Line Items]
Equity method ownership percentage for entities that track separate capital accounts									3.00%
Minimum [Member] | Equity Method Investment Investee
Accounting Policies [Line Items]
Equity method investments ownership percentage									20.00%
Fair Value Inputs Level 2
Accounting Policies [Line Items]
Assets at fair value									$ 0		$ 0
Liabilities at fair value									$ 0		$ 0
ASU 2016-13 [Member]
Accounting Policies [Line Items]
Change in accounting principle, accounting standards update, adopted [true false]					true
Change in accounting principle, accounting standards update, adoption date					Jan. 01, 2023
Change in accounting principle, accounting standards update, immaterial effect [true false]					true
ASU 2016 -02 [Member]
Accounting Policies [Line Items]
Change in accounting principle, accounting standards update, adopted [true false]									true
Change in accounting principle, accounting standards update, immaterial effect [true false]									true
ASU 2019-12 [Member]
Accounting Policies [Line Items]
Change in accounting principle, accounting standards update, adopted [true false]									true
Change in accounting principle, accounting standards update, adoption date									Jan. 01, 2022
Change in accounting principle, accounting standards update, immaterial effect [true false]									true
ASU 2020-04 [Member]
Accounting Policies [Line Items]
Change in accounting principle, accounting standards update, adopted [true false]									true
Change in accounting principle, accounting standards update, adoption date									Jan. 01, 2022
Change in accounting principle, accounting standards update, immaterial effect [true false]									true
ASU 2020-06 [Member]
Accounting Policies [Line Items]
Change in accounting principle, accounting standards update, adopted [true false]									true
Change in accounting principle, accounting standards update, adoption date									Jan. 01, 2022
Change in accounting principle, accounting standards update, immaterial effect [true false]									true
ASU 2022-03 [Member]
Accounting Policies [Line Items]
Change in accounting principle, accounting standards update, adopted [true false]									true
Change in accounting principle, accounting standards update, adoption date									Jun. 30, 2022
Change in accounting principle, accounting standards update, immaterial effect [true false]									false
Change in accounting principle, accounting standards update, early adoption [true false]									true
Up-C Unit Holders [Member] | Class A Common Stock [Member]
Accounting Policies [Line Items]
Non-controlling interests ownership percentage					99.76%				99.76%
Class V Shareholders [Member] | Class A Common Stock [Member]
Accounting Policies [Line Items]
Non-controlling interests ownership percentage					90.01%				97.70%

[1]	For the three and nine months ended September 30, 2022, claims recovery service income included $0.0 million and $10.6 million, respectively, of claims recovery service income from VRM MSP. There was no claims recovery service income from VRM MSP for the three and nine months ended September 30, 2023. See Note 13, Related Party Transactions, for further details.
[2]	For the years ended December 31, 2022, 2021 and 2020, Claims recovery service income included $10.6 million, $11.5 million, and $13.1 million, respectively, of Claims recovery service income from VRM MSP. See Note 14, Related Party, for further details.